Cover	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	Alamo Group Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-21220
Entity Tax Identification Number	74-1621248
Entity Address, Address Line One	1627 E. Walnut
Entity Address, City or Town	Seguin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78155
City Area Code	830
Local Phone Number	379-1480
Title of 12(b) Security	Common Stock, par value$.10 per share
Trading Symbol	ALG
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000897077